Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Consolidation

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC). Our year end is December 31. These consolidated financial statements include the accounts of the parent company and its subsidiaries constituting the Company. All intercompany transactions and balances have been eliminated.

Subsidiaries are all entities (including structured entities, if any) over which the Company has control. The Company controls an entity where the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. The Company reassesses whether it controls an investee when facts and circumstances indicate that there are changes to one or more of the elements of control. An investee is deconsolidated from the date on which the Company loses control.

The consolidated statements of financial position have been prepared based on the nature of the transactions, distinguishing: (a) current assets from non current assets, where current assets are intended as the assets that should be realized, sold or used during the normal operating cycle, or in the short term (within 12 months); (b) current liabilities from non current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12 month period subsequent to the reporting date.

●	The consolidated statements of profit or loss have been prepared based on the nature of the expenses.

●	The consolidated statements of cash flows have been prepared using the indirect method.

●	The consolidated financial statements present all amounts in thousands of euro (“EUR” or “€”), except for the per share information or otherwise stated. The comparative information is presented for the previous periods.

Profit or loss and each item of other comprehensive income are attributed to the owners of the Company and to the non controlling interests, if any. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non controlling interests even if this results in the non controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Company’s accounting policies.

Non controlling interests in subsidiaries are presented separately from the Company’s equity therein, which represent present ownership interests entitling their holders to a proportionate share of net assets of the relevant subsidiaries upon liquidation.

The following table lists the group companies of the Company that were consolidated during the financial years ended on December 31, 2025, 2024 and 2023.

Company Name	Jurisdiction	Incorporation Date	Ownership
Brera Holdings PLC d/b/a Solmate Infrastructure	Ireland	June 20, 2022	Holding Company
Brera Milano Srl	Italy	December 20, 2016	100% (via Brera Holdings PLC)
Brera FC	Italy	July 31, 2023	100% (via Brera Milano Srl)
Fudbalski Klub Akademija Pandev (“FKAP”)	Macedonia	June 9, 2017	90% (via Brera Holdings PLC)
UYBA Volley S.s.d.a.r.l.	Italy	June 7, 2002	51% (via Brera Holdings PLC)
Tiverija Brera AD Strumica	Macedonia	June 13, 2024	100% (via FKAP)
SS Juve Stabia SpA	Italy	July 25, 2003	100% (via Brera Holdings PLC)
Solmate USA Inc.	US	November 7, 2025	100% (via Brera Holdings PLC)

Recently adopted accounting pronouncements

Effective January 1, 2025, the Company adopted Lack of Exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates). The amendments clarify how an entity assesses whether a currency is exchangeable into another currency and how an entity determines the exchange rate to apply when a currency is not exchangeable. The amendments also require additional disclosures to enable users of financial statements to understand the impact of a currency not being exchangeable on the entity’s financial performance, financial position and cash flows. The adoption of these amendments did not have a material impact on the Company’s consolidated financial statements.

Functional and Presentation Currency

The financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). These consolidated financial statements are presented in euro (the Company’s presentation currency).

Entity	Functional Currency
Brera Holdings PLC	United States dollar (“US$”)
Brera Milano S.r.l.	Euro (“EUR”)
Brera FC	Euro (“EUR”)
Fudbalski Klub Akademija Pandev	Macedonian Denar
UYBA Volley S.s.d.a.r.l.	Euro (“EUR”)
Tiverija Brera AD Strumica	Macedonian Denar
SS Juve Stabia SpA	Euro (“EUR”)
Solmate USA Inc.	United States dollar (“US$”)

Functional and Presentation Currency

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates, are generally recognized in profit or loss. Foreign exchange gains and losses are presented in the statement of profit or loss, on a net basis within other gains/(losses).

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet and at historical rates for equity.

●	income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

●	all resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Going Concern Assumption

In preparing the consolidated financial statements, the management of the Company have given careful consideration to the future liquidity of the Company. During the year ended December 31, 2025, the Company incurred a net loss of €378,045 and had net cash used in operating activities from continuing operations of €(9,962). While the Company had shareholders’ equity of €141,967 as of December 31, 2025, the Company also had a working capital from continuing operations of €41,160.

In accordance with International Accounting Standards (“IAS”) 1, Presentation of Financial Statements, management has assessed the Company’s ability to continue as a going concern for at least twelve months from the reporting date and considered whether any material uncertainties exist that may cast significant doubt on the Company’s ability to continue as a going concern.

The Company’s primary source of liquidity has historically been proceeds from equity financing. In accordance with IAS 1 Presentation of Financial Statements going concern assessment, management has assessed the Company’s ability to continue as a going concern for at least twelve months from the reporting date.

Since inception, the Company has incurred recurring operating losses and negative cash flows from operations. As disclosed in the annual financial statements as of December 31, 2024, conditions and events indicated a material uncertainty related to the Company’s ability to continue as a going concern due to historical losses and the need for additional financing.

In September 2025, the Company raised significant capital through the PIPE transaction (see Note 1). A substantial portion of the proceeds was invested in Solana tokens (“SOL”) as part of the Company’s treasury strategy. As a result, management believes the Company has sufficient liquidity to continue operations and meet its obligations for at least twelve months from the reporting date.

As of December 31, 2025, the Company had unrestricted cash and cash equivalents of approximately €16,199 and working capital of €41,160. In the fourth quarter of 2025 the Company invested a significant portion of its PIPE transaction proceeds to acquire SOL on an open market (see Note 9, Digital Assets). The Company’s financial position is highly dependent on the price and liquidity of SOL, which are subject to significant volatility. As of December 31, 2025, a significant amount of SOL held by the Company was staked to generate SOL staking revenues, however, fluctuations in the SOL market value may materially affect the Company’s financial results and position. The Company’s staked SOL is not used in the working capital assessment. Staked SOL assets are subject to staking restrictions of up to 5 days, and generally become fully available after that.

Net cash used in operating activities from continuing operations for the year was approximately €(9,962), and the Company held €16,199 in cash and cash equivalents as of December 31, 2025. Based on the current resources and forecast cash requirements, management expects the Company to meet its obligations for at least twelve months from the date of issuance.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business and do not include any adjustments that would result if the Company were unable to continue as a going concern.

Historical Cost Convention

The consolidated financial statements have been prepared in accordance with the historical cost basis, except as disclosed in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Judgments and Estimates

The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The financial statements include estimates which by their nature are uncertain. The impacts of such estimates are pervasive throughout the financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions, and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

●	Measurement of the provision for doubtful accounts, for the significant assumptions used by management in estimating the expected credit loss (“ECL”) (weighted-average loss rate or default rate, current and future financial situation of debtors for individual receivables that management is aware will be difficult to collect, future general economic conditions), and for the fair value measurements of options and warrants.

●	Estimated useful lives, depreciation method and impairment assessment of the property, plant and equipment and rights-of-use assets and for measuring impairment of intangibles.

●	Valuation of digital assets, including SOL and other crypto assets received or receivable as consideration in non-cash transactions, assets received in-kind, and assets acquired or transferred in connection with PIPE transactions

●	Determination of the fair value of prepaid SOL and related arrangements, including assumptions regarding observable market prices, timing of receipt or delivery, and any restrictions affecting the assets

●	Valuation of derivative or other financial instruments, including the DLOM applied to locked wallets or other restricted crypto assets, where applicable

●	Determination of the fair value of identifiable assets acquired and liabilities assumed in business combinations or asset acquisitions, including the valuation of Juve Stabia Purchase Price Allocation and related purchase price allocation assumptions.

●	Valuation of receivables for private company shares, including the fair value of shares receivable from PIPE investors, where applicable. The valuation requires judgment because the underlying shares are not publicly traded and may involve assumptions regarding observable transaction prices, changes in market conditions, company-specific developments, transfer restrictions, expected timing of receipt, foreign currency effects and recoverability.

Business Combinations

The Company accounts for business combinations using the guidance in IFRS 3, Business Combinations. The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

●	fair values of the assets transferred.

●	liabilities incurred to the former owners of the acquired business.

●	equity interests issued by the Company.

●	fair value of any asset or liability resulting from a contingent consideration arrangement, and

●	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are costs the Company incurs to affect a business combination. The Company accounts for acquisition-related costs as expenses in the periods in which the costs are incurred and the services are received.

The excess of (a) the consideration transferred, (b) the amount of any non-controlling interest in the acquired entity, and (c) the acquisition date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill.

If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently re-measured to fair value, with changes in fair value recognized in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, without notice or penalty, with an initial maturity of 90 days or less to be cash equivalents. Our Company had cash equivalents of €16,199 and €1,522 as of December 31, 2025 and 2024, respectively. Cash and cash equivalents in excess of applicable deposit insurance limits were €16,099 and €1,422 as of December 31, 2025 and 2024, respectively. These uninsured balances are held with high-quality financial institutions, and the Company monitors their creditworthiness on an ongoing basis.

Prepaid Expenses and Other Current Assets

Prepayments and other current assets consist mainly of yearly registration fees to professional leagues, legal and professional deposits, and loans receivable.

As of December 31, 2025, loan receivables included in prepaid expenses and other current assets amounted to €94, all of which was due from Sport for Life. Sport for Life is owned by Sasho Pandev, the brother of Goran Pandev, who is a director and minority shareholder of Brera Holdings and a minority shareholder of FKAP. As of December 31, 2024, loan receivables amounted to €311, of which €279 was due from Sport for Life and the remaining balance was due from other parties.

Digital Assets

The Company accounts for its digital assets as intangible assets in accordance with IAS 38, Intangible Assets, as the digital assets are identifiable, non-monetary assets without physical substance. Digital assets are recognized when the Company obtains control of the underlying digital assets. Digital assets acquired through purchases are initially recognized at cost, which includes the purchase price and any directly attributable costs necessary to acquire the assets. Digital assets received as part of capital raising activities, including the PIPE, are initially recognized at transaction cost value on the date the Company.

The Company applies the cost model under IAS 38 for subsequent measurement of its digital assets. Accordingly, digital assets are carried at cost less any accumulated impairment losses. The Company has determined that its digital assets have indefinite useful lives because there is no foreseeable limit to the period over which the assets are expected to generate economic benefits. As a result, digital assets are not amortized.

Digital assets are assessed for impairment quarterly. An impairment loss is recognized when the carrying amount of the digital assets exceeds their recoverable amount. The recoverable amount is the higher of fair value less costs of disposal and value in use. Impairment losses on digital assets are reflected in the consolidated statements of operations within operating expenses.

In determining the fair value of crypto assets for its impairment evaluation, the Company utilizes quoted digital asset prices within the Company’s principal market at the time of measurement, based on the closing price as of the date of measurement. The Company has designated Kraken exchange as its principal market for SOL based on the market that the Company has access to and that has the greatest volume and level of orderly transactions for SOL. The Company reassesses its principal market when facts and circumstances change, including, but not limited to, when new markets become accessible or when the volume or activity in the current principal market declines.

In determining the fair value of SOL, the Company uses the closing SOL/USD market price as of the applicable measurement date, based on the Kraken exchange as its principal market for SOL.

The Company recognizes disposals of digital assets using the first-in, first-out method. Any gain or loss on disposal is measured as the difference between the consideration received and the carrying amount of the digital assets disposed of and is recognized in the consolidated statements of operations.

The Company received locked, staked SOL (“Locked SOL”) as part of its PIPE transaction and commenced native staking with acquired SOL in October 2025. The Locked SOL is held in a custodial controlled account managed by an authorized person and is subject to a long-term monthly vesting schedule under which the principal balance and earned staking rewards can be earned. The Company is contractually restricted from transferring the Locked SOL on-chain; however, the Company may transfer ownership off-chain through a wallet ownership transfer with the custodian.

Due to the transfer restrictions, the Company classifies Locked SOL within digital assets, at cost, restricted in the consolidated balance sheets. In assessing impairment of Locked SOL, the Company considers the contractual transfer restrictions and vesting schedule, including a discount for lack of marketability, based on a third-party valuation assessment that was reviewed by management for completeness and reasonableness. The third-party valuation used the quoted SOL market price as of the valuation date as the starting point and applied discounts for lack of marketability based on the remaining contractual restriction periods. As of December 31, 2025, the remaining restriction periods ranged from 1 month to 25 months, resulting in DLOMs ranging from 7.4% to 43.7%, with a blended DLOM of 29.29% applied to the locked SOL tranches.

The Company’s prepaid digital assets that have not yet been delivered to the Company are recorded as prepayment for digital assets until the Company obtains control of the underlying digital assets. As of December 31, 2025, prepayment for digital assets amounted to €28,680, net of impairment recognized for the decrease in the fair value of underlying digital assets delivered. Upon delivery, the prepaid balance will be reclassified to digital assets and accounted for in accordance with the policy described above.

Purchases of digital assets are reflected as cash flows from investing activities in the consolidated statements of cash flows. Contributions of digital assets received as part of the consideration received in the PIPE are presented as noncash financing activities in the consolidated statements of cash flows.

Solana Staking

Beginning in October 2025, the Company used a portion of the proceeds from its capital raising activities to acquire and deploy SOL in staking activities, including native staking and locked or restricted staking arrangements. The Company participates in staking by delegating SOL to validators on the Solana network, including validators operated by related parties and other third-party providers. The Company may enter into service arrangements with validators or infrastructure providers to facilitate staking; however, the Company retains beneficial ownership and economic exposure to the SOL it stakes.

The Company evaluates whether it controls staked SOL based on its ability to obtain the economic benefits from the asset and to restrict others’ access to those benefits. Lock-up, vesting, or other transfer restrictions do not, in and of themselves, result in a loss of control where the Company retains beneficial ownership of the SOL and the related rights to staking rewards. Accordingly, staked SOL, including locked or restricted SOL, remains recognized as digital assets of the Company unless and until control is transferred to another party.

Staking rewards are generated through the Company’s participation in network validation activities by delegating SOL to validators. The amount of staking rewards, if any, is variable and subject to validator performance, network conditions, protocol rules and other factors outside the Company’s control. The Company recognizes staking rewards when the applicable network epoch has been completed, the rewards have been confirmed by the Solana network, and the Company has obtained the right to receive the rewards. Prior to such confirmation, the Company does not recognize staking rewards because the amount of rewards is not known and remains subject to factors outside the Company’s control.

Staking rewards are presented as revenue when the related staking activities are part of the Company’s ordinary activities. Upon recognition, staking rewards are measured at the fair value of the SOL received or receivable using observable market prices or other market-based reference rates as of the date the Company obtains the right to the rewards. If rewards have been earned but not yet received, the Company recognizes a staking rewards receivable or contract asset, as applicable. Upon receipt, the rewards are recognized as digital assets in accordance with the Company’s accounting policy for digital assets.

Fair Value Measurement

The Company measures certain assets and liabilities at fair value when required by the applicable IFRS Accounting Standard. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are categorized within the fair value hierarchy based on the lowest level input that is significant to the measurement, as follows:

●	Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

●	Level 2 Inputs: Quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active, or other observable inputs other than quoted prices.

●	Level 3 Inputs: One or more inputs to the valuation are unobservable and significant to the fair value measurement of the asset or liability. Unobservable inputs reflect management’s assumptions on how market participants would price the asset or liability based on the information available.

On initial recognition, financial assets and financial liabilities are recognized at fair value and are subsequently classified and measured at: (i) amortized cost; (ii) fair value through other comprehensive income (“FVOCI”); or (iii) fair value through profit or loss (“FVTPL”). The classification of financial assets and liabilities is generally based on the business model in which a financial asset or liability is managed and its contractual cash flow characteristics. A financial asset or liability is initially measured at fair value net of transaction costs that are directly attributable to its acquisition or incurrence, except for financial assets at FVTPL where transaction costs are expensed. All financial assets and liabilities that are not classified and measured at amortized cost or FVOCI are measured at FVTPL.

Financial assets

Financial assets are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets are added to or deducted from the fair value on initial recognition, except for financial assets measured at fair value through profit or loss, for which transaction costs are recognized in profit or loss as incurred.

The Company classifies financial assets at initial recognition as subsequently measured at amortized cost, fair value through other comprehensive income, or fair value through profit or loss based on the Company’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

Cash and cash equivalents are measured at fair value. Accounts receivable, loan receivables and other receivables, including receivables for digital asset transactions, are generally measured at amortized cost and are subject to an expected credit loss assessment. Derivative financial assets and liabilities, if any, are measured at fair value through profit or loss. The Company did not hold equity investments in private companies as of December 31, 2025 or 2024.

As of December 31, 2025 and 2024, the Company’s financial assets consisted primarily of cash and cash equivalents, accounts receivable, loan receivables and other receivables. The carrying amounts of these financial assets approximate their fair values due to their short-term maturities, unless otherwise disclosed.

Accounts receivables and other receivables, net

Accounts receivable are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. They are subsequently measured at amortized cost using the effective interest method, less loss allowance. For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables. The loss allowance is recorded using a provision matrix based on historical default experience, adjusted for current and forward-looking information, including the financial condition of counterparties and general economic conditions. The Company’s accounts receivables are mainly made up of advertising, sponsorships, and naming rights due from third parties. The Company’s other receivables comprise balances due from counterparties from other transactions, including digital transactions and sports business. As of December 31, 2025, accounts receivable and other receivables, net amounted to €4,117.

At each reporting date, the Company assesses expected credit losses (“ECL”) on its accounts receivable and other receivables and records an impairment provision, if needed.

Receivable for Private Company Shares

As of December 31, 2025, the Company had a receivable from a PIPE investor related to the investor’s obligation to deliver common shares of a private company to the Company. The receivable was initially measured at fair value in the amount of €8,489. During the year ended December 31, 2025, the Company recognized an impairment charge of €848, reducing the carrying value of the receivable to €7,641 as of December 31, 2025. Subsequently, the receivable was fully settled in February 2026 when the underlying shares were delivered to the Company.

The receivable is classified within other receivables and measured at amortized cost, subject to an expected credit loss assessment, unless otherwise required to be measured at fair value under IFRS. Management assessed the recoverability of the receivable based on the expected value of the underlying shares to be delivered, the creditworthiness and performance obligation of the PIPE investor, expected timing of settlement, market conditions and other relevant facts and circumstances.

The impairment charge was recognized because the estimated recoverable amount of the receivable declined below its carrying amount as of December 31, 2025. Changes in the underlying assumptions could result in materially different recoverability assessments.

A roll forward of the receivables is as follows:

Amount in EUR
Initial fair value of receivable	8,489
Change in fair value during the period	(882)
Foreign currency translation adjustment	34
Fair Value as of December 31, 2025	7,641

The receivable is classified within Level 3 of the fair value hierarchy because the underlying private company shares are not publicly traded and there is no quoted price in an active market for the shares. The fair value was determined using a mark-to-market approach anchored to the observable per-share transaction price established in the Common Stock Transfer Agreement and adjusted for changes in market conditions and private company-specific developments through the valuation date. The valuation considered observable market data, including cryptocurrency market indices and guideline public company share-price movements, as well as private company-specific financing activity and IPO-related developments. Significant judgment was required in selecting the adjustment to the acquisition-date value.

The significant inputs used in the valuation included an acquisition-date per-share value of $48.82, a selected depreciation adjustment of 10.0%, and an indicated valuation-date per-share value of $43.94. Based on 204,184 shares, the valuation report concluded a fair value of €8,489 thousand as of December 31, 2025. The U.S. dollar valuation was translated into euros for financial statement presentation. The Company recognized an impairment charge of €882 thousand during the year ended December 31, 2025, partially offset by a foreign currency translation adjustment of €34 thousand, resulting in a carrying value of €7,641 thousand as of December 31, 2025. The receivable was fully settled in February 2026 when the underlying private company shares were delivered to the Company.

Impairment

The Company recognizes a loss allowance for expected credit losses (“ECL”) on financial assets measured at amortized cost, including trade receivables, loan receivables and other receivables. Expected credit losses are measured as the present value of all cash shortfalls over the expected life of the financial asset, discounted at the asset’s original effective interest rate, where applicable.

The Company applies the simplified approach for trade receivables and recognizes lifetime expected credit losses from initial recognition. For other financial assets measured at amortized cost, the Company applies the general approach under IFRS 9 and recognizes expected credit losses based on changes in credit risk since initial recognition.

In assessing expected credit losses, the Company considers reasonable and supportable information that is available without undue cost or effort, including historical collection experience, current conditions, borrower or counterparty-specific factors, expected timing of collection, collateral or other credit enhancements, and forward-looking information.

Financial assets are written off when the Company has no reasonable expectation of recovering the asset in whole or in part. Any impairment losses, reversals of impairment losses and write-offs are recognized in profit or loss.

Financial liabilities

All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried in the consolidated statements of financial position subsequent to inception and how changes in value are recorded. Accounts payable and accrued liabilities, taxes payable, due to related parties, loans payable and lease liability are classified as financial liabilities and carried in the statements of financial position at amortized cost, which approximates the fair value. Interest bearing loans are initially recognized at fair value, and are subsequently measured at amortized cost, using the effective interest method.

As of December 31, 2025, the Company recorded a derivative liability of €230 as a Level 2 financial liability representing an obligation to make a cash payment for unsettled digital assets transaction, which was classified as a financial liability at FVTPL. The outstanding balance of this liability is reported under accrued and other current liabilities. See Note 13 for additional details and inputs used to determine fair value.

As of December 31, 2025 and 2024, the Company recorded a contingent liability of €106 and €120, respectively, as a Level 2 financial liability representing an contingent obligation to issue certain number of restricted Class B ordinary shares annually over a ten year period beginning December 31, 2023 if certain conditions related to the club’s performance are met. This contingent obligation was classified as a financial liability at FVTPL.

During the years ended December 31, 2025 and 2024, the Company provided unsecured, short-term, non-interest-bearing loans, repayable on demand, to certain affiliated entities and other parties to support their operations. As of December 31, 2025, management determined that the loans were uncollectible and wrote off the remaining outstanding balances. Accordingly, no loan receivable balance remained outstanding as of December 31, 2025. As of December 31, 2024, outstanding loan receivables amounted to €311.

Financial Liabilities vs. Equity

Financial liabilities and equity instruments issued by the Company are classified as either financial liabilities or equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument under IAS 32, Financial Instruments: Presentation.

An instrument is classified as a financial liability when the Company has a contractual obligation to deliver cash or another financial asset to another party, or to exchange financial assets or financial liabilities under conditions that are potentially unfavorable to the Company. A contract that will or may be settled in the Company’s own equity instruments is also assessed to determine whether it requires settlement by delivery of a variable number of the Company’s own equity instruments or otherwise fails the “fixed-for-fixed” equity classification criteria.

An instrument is classified as equity only when it evidences a residual interest in the assets of the Company after deducting all of its liabilities and the contractual terms do not give rise to a financial liability.

Equity Instruments

Equity instruments issued by the Company, including shares, stock awards, options and warrants, are recognized in equity when the contractual terms of the instruments do not give rise to a financial liability. For instruments that may be settled in the Company’s own equity instruments, the Company assesses whether the arrangement will be settled by exchanging a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments.

Equity instruments are initially measured at the fair value of the consideration received or, where issued in exchange for services, at the fair value of the instruments granted at the grant date or issuance date, as applicable. Amounts recognized in respect of equity instruments are recorded directly in equity, net of any directly attributable transaction costs.

Accounts Payable

These amounts represent liabilities for goods and services provided to the Company prior to the end of the financial period which are unpaid. Accounts payable are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

The Company’s accounts payable mainly represent amounts due to vendors, including independent third party and related parties, who delivered the consultancy services. Other payables mainly represent accruals, VAT and other taxes payable.

Financial Risk Factors

The Company is exposed in varying degrees to a variety of financial instrument-related risks. The main types of risks are credit risk, liquidity risk and market risk. These risks arise from the normal course of operations, and all transactions are undertaken as a going concern. The type of risk exposure and the way in which such exposure is managed is as follows:

Credit Risk

Credit risk is the risk that a counterparty will fail to discharge an obligation to the Company, resulting in a financial loss. The Company is exposed to credit risk primarily from cash and cash equivalents, trade and other receivables, loan receivables and amounts due from counterparties. The Company manages credit risk by monitoring counterparty credit quality, assessing collectability of receivables and maintaining cash balances with financial institutions and custodians that management believes are creditworthy.

As of December 31, 2025, two customers accounted for more than 10% of the Company’s accounts receivable and other receivables, net, and as of December 31, 2024, one customer accounted for 10% of the Company’s accounts receivables and other receivables, net. In order to minimize credit risk, the management of the Company has delegated a team responsible for determination of credit limits and credit approvals.

Cash and cash equivalents are placed with credit-worthy financial institutions with high credit ratings assigned by international credit-rating agencies and therefore credit risk is limited. The Company has adopted procedures for extending credit terms to customers and monitoring its credit risk. Credit evaluations are performed on customers requiring credit over a certain amount. Before accepting any new customer, the Company carries out research on the credit risk of the new customer and assesses the potential customer’s credit quality and defines credit limits by customer. Limits attributed to customers are reviewed when necessary.

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash deposits and accounts receivable. The Company minimizes the concentration of credit risk associated with its cash by maintaining its cash with high-quality insured financial institutions. For the cash deposit in the traditional banks in Italy, cash balances in excess of the amount covered by the statutory Deposit Guarantee Scheme in Italy (i.e., EUR100,000) are at risk. For the cash deposit in non-traditional banks (i.e., Wise Europe SA), the whole amount of the cash deposit is at risk since it is not insured by the government.

As of December 31, 2025 and 2024, we had cash deposits in a non-traditional bank, Wise Europe SA, amounting to €9,899 and €1,454 respectively. These deposits are not insured by the local government. The Company performed a detailed credit risk assessment concerning the uninsured deposit made in Wise Europe SA and determined that the credit risk is low, based on the following factors: (i) Wise Europe SA safeguards its customers’ funds by holding them in a mix of cash in leading commercial banks and low-risk liquid assets, as required by its regulatory obligations; (ii) Wise Europe SA is authorized by the National Bank of Belgium (“NBB”), which ensures that the bank operates under the regulations and guidelines set by the NBB; and (iii) the Company has not experienced losses on these bank accounts and does not believe it is exposed to any significant credit risk with respect to these bank accounts.

As of December 31, 2025, the Company also held cash deposits in a US commercial bank Axos Bank and Terra Bank, amounting to €4,805 and €119, respectively. Up to $250,000 held on these accounts are insured by the US Federal Depositary Insurance Company. The Company performed a detailed credit risk assessment concerning the uninsured deposit held in these banks and determined that the credit risk is low, based on the following factors: (i) Axos Bank safeguards its customers’ funds by holding them in a mix of cash in leading commercial banks and low risk liquid assets, as required by its US Federal regulatory obligations.

As of December 31, 2025, the Company also held cash deposits in a U.S. commercial bank, Terra Bank, amounting to less than $250,000, the maximum amount insured by the U.S. Federal Depositary Insurance Company.

The Company’s current credit risk-grading framework comprises the following categories:

Category	Description	Basis of recognizing estimated Credit Loss (“ECL”)
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL - not credit impaired
In default	There is evidence indicating the asset is credit impaired.	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.	Amount is written off

Digital Asset Concentration and Custody Risk

In addition, the Company may be exposed to risks associated with the custody, safeguarding and control of digital assets, including risks of loss, theft, cyberattack, private key compromise, unauthorized access, fraud, technological failure or the failure of third-party custodians or service providers. The Company’s ability to access, transfer or recover digital assets may depend on the continued effectiveness of its internal controls, wallet management procedures and third-party custody arrangements. Any loss of access to private keys, failure of custody arrangements or breach of security could result in the loss of digital assets and could have a material adverse effect on the Company’s financial position and results of operations. A significant portion of the Company’s assets is concentrated in SOL, a digital asset subject to significant price volatility.

Certain digital assets may be determined by regulatory authorities to constitute securities or other regulated financial instruments. If any digital assets held or transacted by the Company are determined to be securities, the Company may become subject to additional regulatory requirements, restrictions, reporting obligations or enforcement risk. Depending on the nature and extent of the Company’s digital asset activities, such developments could also affect the Company’s status under applicable securities laws, including whether it may be required to register as an investment company or qualify for an exemption from such registration.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity risk is to ensure, as much as possible, that it maintains sufficient cash, cash equivalents and other liquid assets, and has access to available funding sources, to meet its liabilities when due.

In managing liquidity risk, the Company monitors forecast and actual cash flows, expected cash requirements, available financing sources, and the liquidity characteristics of its assets, including any digital assets held by or on behalf of the Company. Digital assets may be subject to liquidity risk due to market volatility, limited trading volumes, exchange or platform disruptions, transfer restrictions, network congestion, regulatory developments, or other factors that may affect the Company’s ability to convert such assets into cash on a timely basis or at expected values.

The Company may also be exposed to liquidity risks related to assets held with custodians, exchanges, wallet providers or other third-party service providers, including risks relating to access, control, withdrawal limitations, platform suspensions, insolvency or operational failure of a service provider, or other restrictions that could delay or prevent the Company from accessing or liquidating assets when needed.

Certain digital assets may be subject to contractual, technological or protocol-based restrictions on use or transfer, including assets held in locked wallets, staking arrangements, vesting arrangements, escrow arrangements, smart contracts or other arrangements that may limit the Company’s ability to access, transfer, pledge, sell or otherwise use such assets to meet short-term liquidity needs. The Company considers such restrictions when assessing the availability of digital assets for liquidity management purposes.

Market Risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates, digital asset prices and other market variables, will affect the Company’s income or the value of its holdings of financial and non-financial assets.

The Company is exposed to market risk in the ordinary course of business, including interest rate risk and, to the extent the Company holds digital assets, price volatility risk associated with those digital assets. Digital asset markets have historically experienced significant price volatility and may be affected by changes in market demand, investor sentiment, technological developments, regulatory actions, exchange or platform disruptions, cybersecurity incidents, and broader macroeconomic conditions. A decline in the market value of digital assets held by the Company could adversely affect the Company’s financial position and results of operations.

Interest Rate Risk

Interest rate risk is the risk that changes in market interest rates will affect the Company’s income, cash flows or the fair value of its financial instruments. The Company’s exposure to interest rate risk primarily relates to its interest-bearing borrowings and cash balances.

The Company’s borrowings are fixed-rate instruments and, therefore, changes in market interest rates do not affect the Company’s contractual interest payments or cash flows on those borrowings. However, changes in market interest rates may affect the fair value of fixed-rate borrowings. Given the nature and amount of the Company’s debt and interest-bearing assets, management believes that the Company’s exposure to interest rate risk is not material.

Foreign Currency Exchange Risk

The functional currencies of the Company and its subsidiaries are based on the primary economic environment in which each entity operates. The majority of the Company’s cash flows, financial assets and liabilities are denominated in U.S. dollars, euros and Macedonian denars. The Company’s presentation currency is the euro. Currency risk is limited to the proportion of our business transactions denominated in currencies other than the euro, primarily for capital expenditures, potential future debt, if any, and various operating expenses such as salaries and professional fees. We do not currently use derivative financial instruments to reduce our foreign exchange exposure and management does not believe our current exposure to currency risk to be significant.

Deferred Offering Costs

Deferred offering cost means any fees, commissions, costs, expenses, concessions and other amounts payable to any party, including, without limitation, brokers, underwriters, advisors (accounting, financial, legal and otherwise) and any consultants, in connection with the Company’s initial public offering of Class B Ordinary Shares (“Offering Shares”).

Property and Equipment

Property and equipment are measured at cost less accumulated depreciation and impairment losses. Cost includes directly attributable expenditures and, where applicable, capitalized borrowing costs. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets from the date they are available for use: (i) office equipment: 5 years, (ii) furniture and fixtures: 5 years, (iii) motor vehicles: 10 years; (iv) leasehold improvements: 5 years; (v) other assets: 5 years. Useful lives and residual values are reviewed at each reporting date and adjusted prospectively where appropriate. Assets are derecognized on disposal or when no future economic benefits are expected, with gains or losses recognized in profit or loss.

Property and equipment as of December 31, 2025 and 2024 are reported under the line item other non-current assets in the statement of financial position.

Depreciation expense for the years ended December 31, 2025, 2024, and 2023 amounted to €5, €85, and €23, respectively, which were included in general and administrative expenses. Impairment of property and equipment amounting to €35 was recorded for the year ended December 31, 2025. Details of the impairment are disclosed on Note 7 – Impairment for Non-Financial Assets. No impairment was recorded for the years ended December 31, 2024, and 2023.

Impairment of Goodwill, Intangible Assets and Other Non-Financial Assets

Goodwill and intangible assets with indefinite useful lives are not amortized and are tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired. Goodwill is tested for impairment at the level of the cash-generating unit, or group of cash-generating units, expected to benefit from the business combination in which the goodwill arose.

At each reporting date, the Company assesses whether there are indicators that other non-financial assets, including property and equipment, right-of-use assets and finite-lived intangible assets, may be impaired. If any such indicator exists, the Company estimates the recoverable amount of the individual asset or, where the asset does not generate independent cash inflows, the recoverable amount of the cash-generating unit to which the asset belongs.

The recoverable amount is the higher of fair value less costs of disposal and value in use. Fair value less costs of disposal is determined based on available market information, recent transactions or valuation techniques, as applicable. Value in use is determined based on the present value of estimated future cash flows expected to be derived from the asset or cash-generating unit. For purposes of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

An impairment loss is recognized in profit or loss when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount. Impairment losses recognized for goodwill are not reversed in subsequent periods. Impairment losses recognized for non-financial assets other than goodwill are reviewed at each reporting date for possible reversal when there has been a change in the estimates used to determine the recoverable amount. Any reversal is limited so that the revised carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized in prior periods.

The Company performed its impairment assessments and determined that impairment losses were required to be recognized for the years ended December 31, 2025 and 2024. No impairment losses were recognized for the year ended December 31, 2023. Details of impairment losses recognized are disclosed in Note 7 – Impairment of Non-Financial Assets.

Share-Based Compensation

The Company accounts for share-based payment arrangements in accordance with IFRS 2, Share-based Payment. The Company may grant share options, share awards, restricted share units, warrants or other equity-based instruments to directors, officers, employees, consultants and other service providers.

Equity-settled share-based payment awards are measured at the fair value of the equity instruments granted at the grant date. The fair value of share options and warrants is estimated using an appropriate option-pricing model, such as the Black-Scholes model, considering, as applicable, the exercise price, expected volatility, expected term, expected dividends, risk-free interest rate and the market price of the Company’s shares at the grant date. The fair value of share awards is generally based on the market price of the Company’s shares at the grant date.

The fair value of equity-settled awards is recognized as share-based compensation expense over the applicable vesting period, with a corresponding increase in equity. Each vesting tranche is treated as a separate award with its own vesting period and grant date fair value. For awards that vest immediately, the full amount of the grant date fair value is recognized as expense on the grant date, unless the award is directly attributable to a qualifying capital transaction or asset acquisition, in which case the amount is capitalized in accordance with the applicable IFRS Accounting Standard.

The Company estimates the number of awards expected to vest based on service and non-market performance vesting conditions and revises those estimates at each reporting date. Compensation expense is adjusted prospectively for changes in the number of awards expected to vest. If an award does not vest because a service condition or non-market performance condition is not satisfied, any previously recognized expense is reversed. However, no reversal is made for awards that have vested, even if the vested awards are subsequently forfeited, expire unexercised or are not exercised.

The Company accounts for modifications, amendments, cancellations or settlements of share-based payment awards in accordance with IFRS 2. If the terms of an equity-settled award are modified and the modification increases the fair value of the award or is otherwise beneficial to the holder, the incremental fair value is recognized over the remaining vesting period or immediately if the award is fully vested. If a modification reduces the fair value of an award, the Company continues to recognize the original grant date fair value, subject to the original vesting conditions.

Revenues

The Company recognizes revenue in accordance with IFRS 15, Revenue from Contracts with Customers. Revenue is measured based on the consideration specified in a contract with a customer and is recognized when, or as, control of the promised goods or services is transferred to the customer.

The Company’s revenue streams include commercial revenue from the operation of its professional sports teams, including sponsorship, advertising, brand promotion and other commercial arrangements; matchday and related event revenue, if applicable; player registration and transfer-related income, where applicable; and digital asset revenue, including SOL staking rewards.

Sponsorship, advertising, brand promotion and other commercial revenue is recognized when the related services are provided or over the term of the related agreement, depending on the nature of the performance obligations. Revenue settled through non-cash or in-kind consideration is measured at the fair value of the consideration received or receivable.

Matchday and event-related revenue, if applicable, is recognized when the relevant match or event takes place. Player registration and transfer-related income, where applicable, is recognized when the Company has satisfied its obligations under the relevant agreement and control of the player registration rights or related economic rights has transferred.

Staking rewards are generated from the Company’s participation in Solana network validation activities through delegation of SOL to validators. Staking rewards are recognized when the applicable network epoch has been completed, the reward has been confirmed by the Solana network and the Company obtains control of the rewards, which generally occurs when the rewards are credited or otherwise made available to the Company’s wallet or custodial account. Prior to confirmation, the amount of staking rewards, if any, is variable and subject to validator performance, network conditions, protocol rules and other factors outside the Company’s control. Staking rewards are measured at the fair value of SOL received or receivable using observable market prices or other market-based reference rates as of the date the Company obtains the right to the reward.

A contract asset represents the Company’s right to consideration for goods or services transferred to a customer when that right is not yet unconditional and is assessed for impairment in accordance with IFRS 9. A receivable represents an unconditional right to consideration. A contract liability represents the Company’s obligation to transfer goods or services for which consideration has been received or is due from the customer. Contract assets and contract liabilities relating to the same contract are presented on a net basis.

Segment Reporting

The Company determines its operating segments based on the information reviewed by the chief operating decision maker (“CODM”) for purposes of allocating resources and assessing performance. The Company’s CODM is the Chief Executive Officer.

During the year ended December 31, 2025, following the Company’s strategic shift toward digital asset treasury and infrastructure activities, the CODM began reviewing discrete financial information for the Company’s digital asset treasury activities separately from its legacy sports portfolio activities. Accordingly, the Company determined that it has two reportable segments:

●	Digital Assets Treasury Segment

●	Legacy Sports Portfolio

The Digital Asset Treasury and Infrastructure segment includes the Company’s SOL treasury, staking, validator and related digital asset activities. The Legacy Sports Portfolio segment includes the Company’s historical professional sports team operations, including sponsorship, advertising, matchday and other sports-related commercial activities.

Our revenue has been disaggregated into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The categories of the majority of our revenue during the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Digital asset treasury	€1,535	€-	€-
Legacy Sport Portfolio	2,949	1,193	311
Total	€4,484	€1,193	€311

Leases

The Company applies IFRS 16 to all leases at inception or upon modification, unless the contract is reassessed due to changes in terms and conditions.

The Company applies the recognition exemptions for:

●	Short-term leases (lease term of 12 months or less and no purchase option); and

●	Leases of low-value assets

Payments for these leases are recognized as an expense on a straight-line basis over the lease term.

As of December 31, 2025, the Company only maintains short term leases with third-party lessors. No lease was accounted for under IFRS 16.

Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit/(loss) before tax because of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rate (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied to the same taxable entity by the same taxation authority.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Intangible Assets

Goodwill

Goodwill is monitored by management at the level of each operating segment. The fair values of net tangible assets and intangible assets acquired are based upon preliminary valuations and the Company’s estimates and assumptions are subject to change within the measurement period (potentially up to one year from the acquisition date). Goodwill is measured as described in the Business Combinations section above. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Intangible Assets

Player contracts, broadcasting rights, brands, and customer relationships were acquired as part of a business combination. They are recognized at their fair value at the date of acquisition and are subsequently amortized on a straight-line basis as follows:

Player contracts	2 years (FKAP) & 3 years (Juve Stabia)
Brands	Indefinite
Broadcasting rights	5 years (FKAP) & 7 years (Juve Stabia)
Season ticket holders	4 years (Juve Stabia)
Advertising	4 years (Juve Stabia)